Summary of Significant Accounting Policies (Estimated Useful Life) (Detail)	12 Months Ended
Jun. 30, 2012
Testing Equipment | Minimum
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	3 years
Testing Equipment | Maximum
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	5 years
Computer And Other Equipment | Minimum
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	3 years
Computer And Other Equipment | Maximum
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	5 years
Furniture and Fixtures
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	3 years
Leasehold Improvements
Property and Equipment Useful Life [Abstract]
Estimated Useful Life	shorter of lease term or useful life